Gross Exposure Long Net Exposure Short Number of Managers = 8 Number of Sub-Strategies = 2 Median Position Size = 13.0% Average Position Size = 12.5% Distressed - Long Bias: 51% Distressed - Variable Bias: 49% Product Name: Aetos Capital Distressed Investment Strategies Fund, LLC As of June 30, 2015 Product Description: The Aetos Capital Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets.  The Fund allocates its assets among a select group of Portfolio Managers across a variety of distressed investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. As of July 1, 2015: Historical Sub-Strategy Allocation Historical Exposures Sub-Strategy Allocation1 Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through June 30, 2015 are of the Aetos Capital Distressed Investment Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Aetos Capital Distressed Investment Strategies Fund, LLC As of June 30, 2015 Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - 0.06% -0.30% 1.98% 1.21% 2.97% 2003 1.77% 0.68% 0.68% 2.56% 1.54% 2.27% 0.00% 0.69% 2.19% 1.87% 1.19% 1.86% 18.71% 2004 2.52% 0.58% 0.30% 0.16% 0.26% 1.00% 0.35% 0.51% 0.75% 0.76% 2.04% 1.56% 11.28% 2005 0.49% 1.37% -0.28% -0.43% 0.21% 0.67% 1.45% 0.88% 0.42% -0.02% 0.59% 0.89% 6.38% 2006 1.62% 0.57% 1.19% 0.72% 0.61% 0.03% 0.47% 0.66% 0.49% 1.87% 1.51% 1.30% 11.60% 2007 1.57% 1.11% 0.93% 1.65% 1.53% 0.01% -0.47% -1.25% 1.24% 1.03% -0.71% 0.18% 6.98% 2008 -1.35% 0.70% -0.67% 0.50% 0.04% -0.50% -0.72% -0.59% -2.25% -3.18% -2.44% -1.03% -10.99% 2009 0.58% -0.41% -0.35% 0.83% 2.18% 1.88% 2.10% 2.14% 1.93% 1.79% 1.63% 1.79% 17.29% 2010 2.17% 0.70% 2.20% 1.44% -1.66% -0.43% 0.51% 0.48% 1.03% 1.19% 0.32% 1.20% 9.47% 2011 1.09% 1.14% -0.03% 0.75% 0.09% -0.79% -0.14% -2.34% -2.75% 0.56% -0.72% -0.09% -3.27% 2012 1.42% 0.99% 0.90% 0.86% -0.50% 0.50% 1.10% 1.03% 1.56% 0.75% 0.57% 1.45% 11.14% 2013 1.75% 0.60% 1.26% 1.43% 1.92% -0.82% 0.83% 0.17% 0.58% 1.27% 1.23% 0.66% 11.40% 2014 0.60% 1.70% 0.48% 0.30% 0.76% 1.57% -0.02% -0.17% -0.67% -0.86% 0.01% -0.20% 3.52% 2015 -0.35% 0.87% 0.04% 0.76% 0.42% -0.72% - - - - - - 1.01% Investment Returns: As of 6/30/15: Aetos Capital Distressed Investment Strategies Fund2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return -0.91% 0.02% 1.86% 0.71% 7.42% 3 Year Annualized Return 7.50% 0.05% 1.83% 13.01% 17.31% 5 Year Annualized Return 5.59% 0.06% 3.35% 11.93% 17.34% From Inception through 6/30/15: From Inception through 6/30/15: From Inception through 6/30/15: Average Annualized Return 7.31% 1.31% 4.57% 8.19% 8.72% Annualized Standard Deviation 3.63% 0.47% 3.50% 15.94% 14.41% Sharpe Ratio 1.66 - 0.93 0.43 0.51 Largest Calendar Qtr. Drawdown -6.52% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index -0.02 - - - - Beta: MSCI ACWI (Net) 0.15 - - - - Beta: S&P 500 Total Return 0.15 - - - - Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Gross Exposure Long Net Exposure Short Equity Hedged: 43% Event Driven: 16% Fixed Income Arbitrage: 8% Quantitative: 3% Distressed: 20% Directional Equity: 5% Short-biased Equity: 2% Number of Managers = 39 Number of Strategies = 8 Median Position Size = 2.4% Average Position Size = 2.6% Aetos Capital Long/Short Strategies Fund: 50% Aetos Capital Multi-Strategy Arbitrage Fund: 30% Aetos Capital Distressed Investment Strategies Fund: 20% Long/Short Credit: 3% Product Name: Aetos Capital Prime Portfolio As of June 30, 2015 Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of July 1, 2015: Strategy Allocations1 Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Historical Sub-Strategy Allocation

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through June 30, 2015 of the Aetos Capital Prime Portfolio and are net of an investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Aetos Capital Prime Portfolio As of June 30, 2015 Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.67% 0.34% 0.52% 0.95% 1.14% 2003 0.21% -0.02% 0.22% 1.69% 1.70% 1.30% 0.37% 0.79% 0.60% 1.42% 1.12% 1.09% 10.98% 2004 1.85% 0.72% -0.12% -0.68% -0.10% 0.36% -0.18% 0.00% 0.66% 0.69% 1.57% 1.02% 5.92% 2005 0.12% 1.26% 0.28% -0.51% 0.78% 0.81% 1.20% 0.65% 0.75% -0.83% 0.68% 1.36% 6.72% 2006 2.00% 0.34% 1.27% 0.94% -0.57% 0.15% 0.35% 0.69% 0.20% 0.99% 1.49% 1.11% 9.31% 2007 1.71% 0.50% 1.10% 1.52% 1.69% 0.40% -0.63% -1.42% 1.06% 1.60% -0.10% 0.57% 8.24% 2008 -2.37% 1.33% -1.55% 0.67% 1.91% -0.17% -0.95% -0.39% -7.03% -3.75% -1.62% -0.74% -14.01% 2009 0.54% -0.30% -0.36% -0.85% 2.70% 0.71% 1.65% 1.13% 1.70% 0.09% 1.63% 0.50% 9.49% 2010 -0.19% 0.66% 1.62% 0.70% -2.17% -0.84% 1.00% 0.07% 1.83% 1.03% 0.06% 1.50% 5.32% 2011 0.44% 0.62% -0.19% 1.12% -0.23% -0.61% 0.00% -2.56% -2.27% 1.82% -0.52% -0.20% -2.62% 2012 1.48% 1.09% 0.69% 0.31% -0.86% 0.33% 0.85% 0.54% 0.67% -0.07% 0.46% 0.45% 6.11% 2013 1.78% 0.64% 1.46% 0.62% 0.97% -0.20% 0.85% -0.30% 1.06% 1.17% 1.30% 0.85% 10.67% 2014 -0.13% 1.92% -0.52% -0.79% 1.34% 0.89% -0.69% 0.62% 0.44% 0.23% 0.99% 0.55% 4.91% 2015 -0.35% 1.33% 0.23% -0.07% 1.11% -0.96% - - - - - - 1.28% Investment Returns: As of 6/30/15: Aetos Capital Prime Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return 3.45% 0.02% 1.86% 0.71% 7.42% 3 Year Annualized Return 6.57% 0.05% 1.83% 13.01% 17.31% 5 Year Annualized Return 5.11% 0.06% 3.35% 11.93% 17.34% From Inception through 6/30/15: From Inception through 6/30/15: Average Annualized Return 4.73% 1.31% 4.57% 8.19% 8.72% Annualized Standard Deviation 4.01% 0.47% 3.50% 15.94% 14.41% Sharpe Ratio 0.85 - 0.93 0.43 0.51 Largest Calendar Qtr. Drawdown -8.28% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.00 - - - - Beta: MSCI ACWI (Net) 0.18 - - - - Beta: S&P 500 Total Return 0.18 - - - - Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited

Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Growth Portfolio As of June 30, 2015 Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of July 1, 2015: Strategy Allocations1 Strategy Allocations1 Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Historical Sub-Strategy Allocation

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through June 30, 2015 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Aetos Capital Growth Portfolio As of June 30, 2015 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.59% 0.17% 0.40% 1.07% 1.04% 2003 0.28% -0.04% 0.11% 1.62% 1.72% 1.29% 0.22% 0.75% 0.76% 1.30% 0.99% 0.98% 10.42% 2004 1.79% 0.70% -0.10% -0.92% -0.15% 0.36% -0.16% -0.04% 0.67% 0.52% 1.56% 0.93% 5.26% 2005 0.30% 1.32% 0.26% -0.45% 0.72% 0.77% 1.01% 0.60% 0.82% -0.84% 0.61% 1.31% 6.60% 2006 1.91% 0.31% 1.13% 0.91% -0.63% 0.21% 0.39% 0.57% 0.18% 0.83% 1.39% 1.15% 8.66% 2007 1.56% 0.43% 1.18% 1.45% 1.66% 0.43% -0.66% -1.40% 0.96% 1.52% -0.07% 0.61% 7.89% 2008 -2.32% 1.31% -1.49% 0.62% 1.83% -0.29% -0.82% -0.44% -6.97% -4.26% -1.97% -0.85% -14.86% 2009 0.50% -0.26% -0.31% -0.61% 2.72% 0.97% 1.76% 1.25% 1.84% 0.23% 1.55% 0.66% 10.74% 2010 0.14% 0.59% 1.72% 0.81% -2.11% -0.69% 0.92% 0.19% 1.70% 1.05% 0.05% 1.36% 5.81% 2011 0.57% 0.68% -0.08% 1.05% -0.21% -0.61% -0.07% -2.46% -2.20% 1.66% -0.60% -0.14% -2.46% 2012 1.51% 1.15% 0.71% 0.29% -0.79% 0.31% 0.81% 0.59% 0.66% 0.07% 0.50% 0.59% 6.58% 2013 1.77% 0.66%  1.38% 0.71% 0.98% -0.31% 0.81% -0.23% 0.96% 1.13% 1.16% 0.79% 10.23% 2014 -0.01% 1.72% -0.35% -0.59% 1.18% 0.84% -0.64% 0.48% 0.29% 0.00% 0.85% 0.45% 4.26% 2015 -0.32% 1.20% 0.26% 0.06% 0.99% -0.96% - - - - - - 1.23% Investment Returns: As of 6/30/15: Aetos Capital Growth Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return 2.67% 0.02% 1.86% 0.71% 7.42% 3 Year Annualized Return 6.31% 0.05% 1.83% 13.01% 17.31% 5 Year Annualized Return 4.97% 0.06% 3.35% 11.93% 17.34% From Inception through 6/30/15: From Inception through 6/30/15: Average Annualized Return 4.55% 1.31% 4.57% 8.19% 8.72% Annualized Standard Deviation 3.97% 0.47% 3.50% 15.94% 14.41% Sharpe Ratio 0.82 - 0.93 0.43 0.51 Largest Calendar Qtr. Drawdown -8.14% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.02 - - - - Beta: MSCI ACWI (Net) 0.18 - - - - Beta: S&P 500 Total Return 0.18 - - - - Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Balanced Portfolio As of June 30, 2015 Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of July 1, 2015: Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through June 30, 2015 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Aetos Capital Balanced Portfolio As of June 30, 2015 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.44% 0.14% 0.53% 1.04% 1.27% 2003 0.73% 0.17% 0.28% 1.34% 1.86% 1.03% -0.20% 0.58% 1.02% 1.02% 0.98% 0.85% 10.06% 2004 1.49% 0.56% -0.04% -0.69% -0.18% 0.27% -0.23% 0.01% 0.47% 0.25% 1.36% 0.82% 4.14% 2005 0.43% 1.14% 0.24% -0.33% 0.62% 0.68% 0.93% 0.35% 0.71% -0.71% 0.42% 1.22% 5.83% 2006 1.74% 0.47% 0.86% 0.87% -0.36% 0.42% 0.49% 0.43% 0.27% 0.70% 1.25% 1.21% 8.67% 2007 1.46% 0.33% 1.07% 1.30% 1.54% 0.28% -1.98% -1.30% 0.91% 1.37% -0.11% 0.49% 5.43% 2008 -1.75% 1.07% -1.52% 0.56% 1.74% -0.41% -0.71% -0.46% -6.93% -5.35% -2.58% -1.09% -16.40% 2009 0.38% -0.11% -0.25% -0.36% 2.74% 1.42% 1.94% 1.37% 2.07% 0.48% 1.40% 0.85% 12.53% 2010 0.58% 0.52% 1.80% 0.97% -2.00% -0.47% 0.89% 0.34% 1.47% 1.06% 0.01% 1.13% 6.43% 2011 0.77% 0.76% 0.12% 0.96% -0.21% -0.59% -0.20% -2.28% -2.04% 1.43% -0.74% -0.03% -2.12% 2012 1.56% 1.26% 0.73% 0.26% -0.73% 0.29% 0.78% 0.64% 0.66% 0.21% 0.54% 0.74% 7.14% 2013 1.76% 0.67%  1.29% 0.80% 0.99% -0.43% 0.78% -0.16% 0.86% 1.09% 1.02% 0.72% 9.78% 2014 0.09% 1.54% -0.19% -0.38% 1.01% 0.80% -0.59% 0.34% 0.14% -0.24% 0.71% 0.34% 3.61% 2015 -0.28% 1.06% 0.29% 0.20% 0.88% -0.95% - - - - - - 1.18% Investment Returns: As of 6/30/15: Aetos Capital Balanced Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return 1.90% 0.02% 1.86% 0.71% 7.42% 3 Year Annualized Return 6.04% 0.05% 1.83% 13.01% 17.31% 5 Year Annualized Return 4.85% 0.06% 3.35% 11.93% 17.34% From Inception through 6/30/15: From Inception through 6/30/15: Average Annualized Return 4.22% 1.31% 4.57% 8.19% 8.72% Annualized Standard Deviation 4.01% 0.47% 3.50% 15.94% 14.41% Sharpe Ratio 0.73 - 0.93 0.43 0.51 Largest Calendar Qtr. Drawdown -8.80% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.05 - - - - Beta: MSCI ACWI (Net) 0.18 - - - - Beta: S&P 500 Total Return 0.18 - - - - Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Gross Exposure Long Net Exposure Short Number of Managers = 18 Median Position Size = 4.2% Average Position Size = 5.6% Strategy Allocations1 Mortgages: 11% Corporate Distressed: 27% Structured Credit / ABS: 9% Relative Value: 6% Process Oriented: 13% Leveraged Loans: 9% Opportunistic Credit: 21% Hedging: 2% Currency/Other: 2% Historical Exposures Historical Sub-Strategy Allocation Product Name: Aetos Capital Credit and Distressed Opportunities Portfolio As of June 30, 2015 Product Description: The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of July 1, 2015: Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through June 30, 2015 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Aetos Capital Credit and Distressed Opportunities Portfolio As of June 30, 2015 Fees and Terms Fees and Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - 0.00% -0.13% 1.79% 1.12% 2.79% 2003 1.74% 0.69% 0.74% 2.22% 1.66% 1.89% -0.16% 0.60% 2.00% 1.62% 1.21% 1.65% 17.04% 2004 2.18% 0.53% 0.24% 0.20% 0.18% 0.80% 0.17% 0.44% 0.55% 0.59% 1.74% 1.35% 9.32% 2005 0.42% 1.15% -0.12% -0.38% 0.31% 0.64% 1.39% 0.67% 0.39% -0.06% 0.47% 0.88% 5.89% 2006 1.61% 0.65% 1.08% 0.69% 0.55% 0.14% 0.47% 0.58% 0.54% 1.62% 1.38% 1.29% 11.10% 2007 1.53% 0.92% 0.84% 1.53% 1.50% 0.00% -1.67% -1.17% 1.22% 1.14% -0.63% 0.16% 5.44% 2008 -1.25% 0.64% -1.03% 0.50% 0.34% -0.47% -0.77% -0.51% -3.23% -4.52% -2.90% -1.25% -13.64% 2009 0.40% -0.17% -0.30% 0.58% 2.32% 2.05% 2.19% 1.99% 2.10% 1.67% 1.47% 1.64% 17.10% 2010 2.03% 0.61% 2.12% 1.42% -1.67% -0.29% 0.57% 0.52% 0.97% 1.16% 0.22% 1.05% 9.00% 2011 1.13% 1.09% 0.12% 0.74% 0.01% -0.73% -0.23% -2.22% -2.47% 0.65% -0.81% -0.01% -2.77% 2012 1.48% 1.12% 0.87% 0.65% -0.51% 0.41% 0.97% 0.95% 1.27% 0.71% 0.60% 1.36% 10.34% 2013 1.74% 0.64% 1.19% 1.32% 1.64% -0.81% 0.78% 0.13% 0.57% 1.18% 1.03% 0.62% 10.47% 2014 0.54% 1.48% 0.42% 0.28% 0.69% 1.29% -0.15% -0.15% -0.55% -0.89% 0.10% -0.12% 2.95% 2015 -0.30% 0.80% 0.15% 0.71% 0.45% -0.79% - - - - - - 1.82% Investment Returns: As of 6/30/15: Aetos Capital Credit and Distressed Opportunities Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return 0.03% 0.02% 1.86% 0.71% 7.42% 3 Year Annualized Return 7.07% 0.05% 1.83% 13.01% 17.31% 5 Year Annualized Return 5.37% 0.06% 3.35% 11.93% 17.34% From Inception through 6/30/15: From Inception through 6/30/15: Average Annualized Return 6.46% 1.31% 4.57% 8.19% 8.72% Annualized Standard Deviation 3.72% 0.47% 3.50% 15.94% 14.41% Sharpe Ratio 1.39 - 0.93 0.43 0.51 Largest Calendar Qtr. Drawdown -8.44% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.00 - - - - Beta: MSCI ACWI (Net) 0.16 - - - - Beta: S&P 500 Total Return 0.16 - - - - Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Important Information and Disclosures Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.  Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Index returns are obtained through Bloomberg, except that the 90-Day Treasury Bills return is obtained from the Federal Reserve website. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from the Aetos Capital Portfolios and Funds referenced. The indices shown have not been selected as appropriate benchmarks to compare to the performance of the fund; rather they are provided to allow for comparison of the Aetos Capital Portfolios’ and Funds’ performance to that of well-known and widely recognized indices. 90-Day Treasury Bills: 3-month Treasury bill secondary market rate provided by the Board of Governors of the Federal Reserve System. Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. S&P 500 Total Return: Capital-weighted index that includes 500 stocks representing all major industries. Returns are denominated in USD and include dividends. The Index is a proxy of the performance of the broad US economy through changes in aggregate market value.